Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 5,159,129
Ending balance	4,726,292	¥ 5,159,129
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,667,137	6,302,709
Additions	1,543,448	2,026,098
Sales or disposal	(2,357,684)	(2,171,117)
Exchange differences on translating foreign operations	414,052	509,447
Other
Ending balance	6,266,953	6,667,137
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,508,008)	(1,382,793)
Depreciation	(904,778)	(879,196)
Sales or disposal	955,122	856,835
Exchange differences on translating foreign operations	(77,740)	(100,982)
Other	(5,257)	(1,872)
Ending balance	¥ (1,540,661)	¥ (1,508,008)